DERIVATIVE FINANCIAL INSTRUMENTS - CASH FLOW HEDGE AND NET INVESTMENT HEDGES (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about hedges [line items]
Fair value assets								$ 15,992,000					$ 11,088,000
Fair value liability								(55,948,000)					(5,220,000)
Finance costs	$ 91,889,000	$ 70,293,000	$ 68,085,000
Change in fair value of financial instruments	$ (42,285,000)	0	$ 0
Goldman Sachs Bank [member] | BRL | Currency swap contract [member]
Disclosure of detailed information about hedges [line items]
Fair value assets								200,000,000
Fair value liability | R$				R$ 1,101,000,000
Receive Interest Rate Basis	6M Libor + 6.93%
Borrowing ineterest rate spread	175.91% of CDI
Goldman Sachs Bank [member] | USD | Currency swap contract [member]
Disclosure of detailed information about hedges [line items]
Fair value assets								200,000,000
Fair value liability								200,000,000
Receive Interest Rate Basis	8.00%
Borrowing ineterest rate spread	6M Libor + 6.96%
Nomura International Bank [member] | USD | Currency swap contract [member]
Disclosure of detailed information about hedges [line items]
Fair value assets								50,000,000
Fair value liability								50,000,000
Receive Interest Rate Basis	8.00%
Borrowing ineterest rate spread	6M Libor + 6.90%
Morgan Stanley Member [Member] | BRL | Currency swap contract [member]
Disclosure of detailed information about hedges [line items]
Fair value assets								100,000,000
Fair value liability | R$				551,350,000
Receive Interest Rate Basis	6M Libor + 6.90%
Borrowing ineterest rate spread	182.00% of CDI
Morgan Stanley Member [Member] | USD | Currency swap contract [member]
Disclosure of detailed information about hedges [line items]
Fair value assets								100,000,000
Fair value liability								100,000,000
Receive Interest Rate Basis	8.00%
Borrowing ineterest rate spread	6M Libor + 6.90%
Net investment hedges
Disclosure of detailed information about hedges [line items]
Fair value assets								15,992,000					11,095,000
Fair value liability								(55,949,000)					(5,227,000)
Other comprehensive income, net of taxes	$ (19,845,000)	(11,895,000)
Change in OCI	7,950,000	13,838,000
Finance costs		(241,000)
Change in fair value of financial instruments	42,284,000	0
Net investment hedges | Active [Member]
Disclosure of detailed information about hedges [line items]
Fair value assets								15,992,000					11,095,000
Fair value liability								(55,949,000)					(5,227,000)
Other comprehensive income, net of taxes	(6,336,000)	(4,428,000)
Change in OCI	6,337,000	13,838,000
Finance costs		(241,000)
Change in fair value of financial instruments	42,334,000	0
Net investment hedges | Terminated Current Year [Member]
Disclosure of detailed information about hedges [line items]
Fair value assets								0
Fair value liability								0
Other comprehensive income, net of taxes	(6,042,000)
Change in OCI	1,613,000
Change in fair value of financial instruments	(50,000)
Net investment hedges | Terminated Previous Year [Member]
Disclosure of detailed information about hedges [line items]
Fair value assets								0					0
Fair value liability								0					0
Other comprehensive income, net of taxes	(7,467,000)	(7,467,000)
Change in OCI	0	0
Finance costs		0
Change in fair value of financial instruments	0	0
Net investment hedges | Currency swap contract [member]
Disclosure of detailed information about hedges [line items]
Fair value assets								15,992,000					11,088,000
Fair value liability								(55,948,000)					(5,220,000)
Net investment hedges | Goldman Sachs Bank [member] | MXN | Currency swap contract [member]
Disclosure of detailed information about hedges [line items]
Notional amount											$ 1,065,060,000
Fair value assets													0
Fair value liability													(3,224,000)
Other comprehensive income, net of taxes		41,000
Change in OCI		$ 3,973,000
Notional or Purchase currency		USD
Finance costs		$ 48,000
Change in fair value of financial instruments		0
Net investment hedges | Goldman Sachs Bank [member] | PEN | Currency swap contract [member]
Disclosure of detailed information about hedges [line items]
Notional amount | S/												S/ 194,460,000
Fair value assets													0
Fair value liability													(1,996,000)
Other comprehensive income, net of taxes		(339,000)
Change in OCI		$ 5,463,000
Notional or Purchase currency		USD
Finance costs		$ 0
Change in fair value of financial instruments		0
Net investment hedges | Goldman Sachs Bank [member] | BRL | Currency swap contract [member]
Disclosure of detailed information about hedges [line items]
Notional amount								1,301,000,000	R$ 754,440,000
Fair value assets								1,368,000					8,866,000
Fair value liability								(30,426,000)					0
Other comprehensive income, net of taxes	480,000	(6,167,000)
Change in OCI	$ (480,000)	$ 6,979,000
Notional or Purchase currency	USD	USD
Finance costs		$ (289,000)
Change in fair value of financial instruments	$ 26,198,000	0
Net investment hedges | Nomura International Bank [member] | EUR | Currency swap contract [member]
Disclosure of detailed information about hedges [line items]
Notional amount | €										€ 34,109,000
Fair value assets													13,000
Fair value liability													(7,000)
Other comprehensive income, net of taxes		(454,000)
Change in OCI		$ (260,000)
Notional or Purchase currency		USD
Finance costs		$ 0
Change in fair value of financial instruments		0
Net investment hedges | Nomura International Bank [member] | BRL | Currency swap contract [member]
Disclosure of detailed information about hedges [line items]
Notional amount								326,450,000
Fair value assets								356,000
Fair value liability								(8,124,000)
Other comprehensive income, net of taxes	(192,000)
Change in OCI	$ 192,000
Notional or Purchase currency	USD
Change in fair value of financial instruments	$ 7,509,000
Net investment hedges | Nomura International Bank [member] | USD | Currency swap contract [member]
Disclosure of detailed information about hedges [line items]
Notional amount | €					€ 61,526,000
Fair value assets								4,652,000
Fair value liability								0
Other comprehensive income, net of taxes	(3,698,000)
Change in OCI	$ 3,699,000
Notional or Purchase currency	EUR
Change in fair value of financial instruments	$ (1,154,000)
Net investment hedges | Morgan Stanley Member [Member] | PEN | Currency swap contract [member]
Disclosure of detailed information about hedges [line items]
Notional amount								277,050,000
Fair value assets								8,805,000
Fair value liability								(463,000)
Other comprehensive income, net of taxes	(6,390,000)
Change in OCI	$ 6,390,000
Notional or Purchase currency	USD
Change in fair value of financial instruments	$ (1,780,000)
Net investment hedges | Morgan Stanley Member [Member] | BRL | Currency swap contract [member]
Disclosure of detailed information about hedges [line items]
Notional amount								631,350,000
Fair value assets								811,000
Fair value liability								(16,936,000)
Other comprehensive income, net of taxes	3,464,000
Change in OCI	$ (3,464,000)
Notional or Purchase currency	USD
Change in fair value of financial instruments	$ 11,561,000
Net investment hedges | Goldman Sachs One [Member] | MXN | Currency swap contract [member]
Disclosure of detailed information about hedges [line items]
Notional amount											$ 1,065,060,000
Fair value liability													0
Other comprehensive income, net of taxes		2,230,000
Change in OCI		$ (2,230,000)
Notional or Purchase currency		USD
Finance costs		$ 0
Change in fair value of financial instruments		0
Net investment hedges | Goldman Sachs One [Member] | PEN | Currency swap contract [member]
Disclosure of detailed information about hedges [line items]
Notional amount | S/												194,460,000
Fair value liability													0
Other comprehensive income, net of taxes		2,965,000
Change in OCI		$ (2,964,000)
Notional or Purchase currency		USD
Finance costs		$ 0
Change in fair value of financial instruments		0
Net investment hedges | Goldman Sachs One [Member] | USD | Currency swap contract [member]
Disclosure of detailed information about hedges [line items]
Notional amount						$ 1,065,060,000
Fair value assets								0
Fair value liability								0
Other comprehensive income, net of taxes	(128,000)
Change in OCI	$ 169,000
Notional or Purchase currency	MXN
Change in fair value of financial instruments	$ (48,000)
Net investment hedges | Goldman Sachs Two [Member] | USD | Currency swap contract [member]
Disclosure of detailed information about hedges [line items]
Notional amount | S/							S/ 194,460,000
Fair value assets								0
Fair value liability								0
Other comprehensive income, net of taxes	(475,000)
Change in OCI	$ 136,000
Notional or Purchase currency	PEN
Change in fair value of financial instruments	$ 0
Net investment hedges | Goldman Sachs Three [Member] | MXN | Currency swap contract [member]
Disclosure of detailed information about hedges [line items]
Notional amount								1,065,060,000
Fair value assets								0
Fair value liability								0
Other comprehensive income, net of taxes	2,229,000
Change in OCI	$ 0
Notional or Purchase currency	USD
Change in fair value of financial instruments	$ 0
Net investment hedges | Goldman Sachs Three [Member] | PEN | Currency swap contract [member]
Disclosure of detailed information about hedges [line items]
Notional amount								194,460,000
Fair value assets								0
Fair value liability								0
Other comprehensive income, net of taxes	2,965,000
Change in OCI	$ 0
Notional or Purchase currency	USD
Change in fair value of financial instruments	$ 0
Net investment hedges | Goldman Sachs Three [Member] | USD | Currency swap contract [member]
Disclosure of detailed information about hedges [line items]
Notional amount | R$				R$ 754,440,000
Fair value assets								0
Fair value liability								0
Other comprehensive income, net of taxes	(7,007,000)
Change in OCI	$ 840,000
Notional or Purchase currency	BRL
Change in fair value of financial instruments	$ (2,000)
Net investment hedges | Morgan Stanley One [Member] | PEN | Currency swap contract [member]
Disclosure of detailed information about hedges [line items]
Notional amount								66,000,000				S/ 66,000,000
Fair value assets								0
Fair value liability								0					120,000
Other comprehensive income, net of taxes	(158,000)	(115,000)
Change in OCI	$ 43,000	$ 189,000
Notional or Purchase currency	USD	USD
Finance costs		$ 0
Change in fair value of financial instruments	$ 0	0
Net investment hedges | Morgan Stanley One [Member] | BRL | Currency swap contract [member]
Disclosure of detailed information about hedges [line items]
Notional amount								308,584,000	R$ 308,584,000
Fair value assets								0
Fair value liability								$ 0					$ 2,096,000
Other comprehensive income, net of taxes	(2,987,000)	(2,589,000)
Change in OCI	$ 398,000	$ 2,688,000
Notional or Purchase currency	USD	USD
Finance costs		$ 0
Change in fair value of financial instruments	$ 0	$ 0